Unaudited Interim Consolidated Balance Sheet ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents		$ 19,092	¥ 130,033	¥ 144,219
Accounts receivables, net		69,882	475,957	342,783
Prepayments and other receivables, net		68,990	469,881	448,083
Inventories, net		203	1,381	2,086
Total current assets		158,167	1,077,252	937,171
Property and equipment		8,753	59,618	61,864
Right-of-use assets		5,261	35,833	37,048
Intangible assets		7,475	50,914	8,361
Goodwill		5,595	38,107
Long-term investment		14,203	96,738	96,738
Deferred tax assets		2,880	19,612	23,369
Other non-current assets		13,699	93,296	78,305
Total non-current assets		57,866	394,118	305,685
Total assets		216,033	1,471,370	1,242,856
Current liabilities
Contract liabilities		6,728	45,824	34,640
Trade and bills payables		7,094	48,319	74,485
Other payables and accruals		50,872	346,469	212,849
Short-term borrowings		20,298	138,248	126,054
Lease liabilities		1,002	6,823	6,793
Tax payable		2,258	15,378	9,300
Total current liabilities		88,252	601,061	464,121
Lease liabilities-non current		3,774	25,706	25,491
Long-term borrowings		549	3,738
Total non-current liabilities		4,323	29,444	25,491
Total liabilities		92,575	630,505	489,612
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as at December 31, 2025 and June 30, 2026; 76,048,501 shares and 81,016,311 shares issued and outstanding as at December 31, 2025 and June 30, 2026, respectively)	[1]	8	56	55
Treasury shares		(5)	(31)	(31)
Additional paid-in capital		199,811	1,360,894	1,303,581
Statutory surplus reserve		1,612	10,981	10,531
Accumulated losses		(80,728)	(549,832)	(579,876)
Total Youlife Group Inc. shareholders’ equity		120,698	822,068	734,260
Non-controlling interests		2,760	18,797	18,984
Total shareholders’ equity		123,458	840,865	753,244
Total liabilities, and shareholders’ equity		$ 216,033	¥ 1,471,370	¥ 1,242,856

[1]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.